Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments	S/ 2,706,271	S/ 2,042,777
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,830,098	1,260,929
Listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	651,813	396,605
Non-listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	184,973	122,013
Indexed Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Financial instruments	0	182,888
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 39,387	S/ 80,342